SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18.SUBSEQUENT EVENTS

In August 2024, Beijing Baosheng entered into a bank loan agreement with Bank of Communication under which under which Beijing Baosheng borrowed a one-year loan of RMB5,000,000, or $693,000. The interest rate for the borrowing was fixed at 3.0% per annum. The loan is guaranteed by Mr. Gong Sheng, the Company’s director, and his spouse, and one third party. Beijing Baosheng also involved Baosheng Network as counter-guarantor for the third-party guarantor.

These unaudited condensed consolidated financial statements were approved by management and available for issuance on September [X], and the Company has evaluated subsequent events through this date.